Share Capital - Schedule of Weighted Average Assumptions (Details) (10-K) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Expected volatility	79.60%	79.60%	79.60%
Expected Term (in years)	3 years 5 months 9 days	4 years 7 months 2 days	3 years 1 month 20 days
Risk-free interest rate	0.45%	1.51%	2.05%
Fair value of options		$ 0.67	$ 0.52